Shareholders’ Equity (Details) - USD ($)				6 Months Ended	12 Months Ended
	Nov. 09, 2022	Nov. 07, 2022	Aug. 31, 2019	Mar. 31, 2024	Sep. 30, 2023
Shareholders’ equity [Line Item]
Closed the Offering for the sale of ordinary share (in Shares)	1,000,000
Gross proceeds (in Dollars)	$ 25,000,000
Purchase additional ordinary shares	250.00%
Equity non-controlling interest percentage				1.00%	1.00%
Subsidiaries are required to after-tax profits				10.00%
Percentage of reserve fund				50.00%
Wenzhou Hongshun [Member]
Shareholders’ equity [Line Item]
Equity percentage			99.00%
Wenzhou Hongshun [Member]
Shareholders’ equity [Line Item]
Equity percentage				99.00%
Di Wang [Member]
Shareholders’ equity [Line Item]
Equity percentage				1.00%
Ordinary shares [Member]
Shareholders’ equity [Line Item]
Closed the Offering for the sale of ordinary share (in Shares)		3,500,000
Price per share (in Dollars per share)		$ 0.0002